Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

August 31, 2012

Mr. Bo Howell

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 100

Dear Mr. Howell:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 100 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 101 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the ALPS/Alerian MLP Index Fund, a newly created series of the Trust, with three share classes.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0864, or my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ David T. Buhler

David T. Buhler

ALPS Fund Services, Inc.

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP